Schedule of deposits, prepayments and other receivables (Details) - SGD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Deposits Prepayments And Other Receivables
Deposits	$ 8	$ 32
Prepayments	1,468	1,286
Other receivables	40	53
Deposits, prepayments and other receivables total	$ 1,516	$ 1,371